Organization and nature of operations	12 Months Ended
Dec. 31, 2024
Organization and nature of operations
Organization and nature of operations

1. Organization and nature of operations

(a)    Principal activities

Smart Share Global Limited (the “Company” or “Smart Share”) was incorporated under the law of Cayman Islands (“Cayman”) as a limited liability company on May 17, 2017. The Company, its subsidiaries and consolidated VIEs (collectively referred to as the “Group”) engage primarily in the mobile device charging business and PV business in the People’s Republic of China (“the PRC”).

As of December 31, 2024, the Company’s principal subsidiaries and the consolidated VIE are as follows:

			Equity
	Place of	Date of	economic	Principal
Name of subsidiaries and consolidated VIE	incorporation	incorporation	interest held	activities
Subsidiaries:
Smart Share International Limited	Hong Kong, China	August 15,2017	100%	Investment holding
Zhixiang Technology (Shanghai) Co., Ltd. (“Zhixiang WFOE”)	PRC	June 23,2017	100%	Mobile device charging business
Zhixiang Investment Co., Ltd. (“Zhixiang Investment WFOE”)	PRC	February 26,2021	100%	Investment holding
Zhitong (Xinyi) Technology Co., Ltd.	PRC	March 22, 2021	100%	Mobile device charging business
Zhilang Technology (Tianjin) Co., Ltd.	PRC	April 1,2021	100%	Mobile device charging business
Zhisheng Technology (Tianjin) Co., Ltd.	PRC	June 28,2021	100%	Research and development function
Anhui Tianhui New Energy Technology Co., Ltd.	PRC	October 11, 2022	100%	Photovoltaic (“PV”) business
Tianhui New Energy (Hefei) Co., Ltd.	PRC	October 24, 2022	100%	PV business
ZhiHui (Hefei) Technology Co., Ltd.	PRC	October 11, 2023	100%	Mobile device charging business
Consolidated VIE
Shanghai Zhixiang Technology Co., Ltd. (“Shanghai Zhixiang”)	PRC	April 28,2017	100%	Research and development function

(b)    Consolidated variable interest entities

Shanghai Zhixiang

The Company obtained control over Shanghai Zhixiang by entering into a series of contractual arrangements with Shanghai Zhixiang and its shareholders (the “VIE Contractual Arrangements”). Shanghai Zhixiang is used to facilitate the Group’s research and development activities for the Group’s main business, as well as the innovation of certain new business which is under development where foreign ownership may be restricted. The principal terms of the agreements entered into amongst Shanghai Zhixiang, its respective shareholders (the “Nominee Shareholders”) and the Company are further described below:

Exclusive Business Cooperation Agreement

Pursuant to the business cooperation agreement entered between Zhixiang WFOE and Shanghai Zhixiang, Shanghai Zhixiang appointed Zhixiang WFOE as its exclusive service provider providing full business support, technology services and consultancy services, including but not limited to licensing of intellectual property rights, technology support, system maintenance, personnel training, equipment or office leasing and marketing consultancy. In exchange, Shanghai Zhixiang pays consultancy and service fees to Zhixiang WFOE, the price of which is mutually agreed in each quarterly bill according to the amount and commercial value of the services provided to Shanghai Zhixiang. Zhixiang WFOE owns the exclusive intellectual property rights created as a result of the performance of this agreement. The term of this agreement remains valid for a period of 10 years and can be extended at Zhixiang WFOE’s discretion. Zhixiang WFOE may terminate the agreement unilaterally with a 30 day prior written notice. For the years ended December 31, 2022, 2023 and 2024, no consultancy and service fees were charged by Zhixiang WFOE.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement, the Nominee Shareholders have pledged 100% equity interests in Shanghai Zhixiang to Zhixiang WFOE as security for repayment obligations of any and all due payments, including but not limited to the consultancy and service fees due from Shanghai Zhixiang to Zhixiang WFOE under the exclusive business cooperation agreement. During the term of the equity interest pledge agreement, the Nominee Shareholders undertake that, without the prior written consent of Zhixiang WFOE, they will not transfer, or create or allow any encumbrance on the pledged equity interests, except as otherwise provided in the exclusive option agreement. If any of the specified events of default occurs, Zhixiang WFOE will have the right to request repayment of all due and payable payments, and/or transfer, auction or sale of all or part of the pledged equity interests in Shanghai Zhixiang and will have priority in receiving the proceeds from such disposal. Zhixiang WFOE may transfer all or any of its rights and obligations under the exclusive business cooperation agreement to its designee(s) at any time. The term of the agreement is 10 years and shall be extended if the term of the exclusive business cooperation agreement is extended. Since the initial paid-in capital of Shanghai Zhixiang was contributed by the Nominee Shareholders without being financed by the Company and the equity interest pledge agreement did not transfer the legal title of the pledged equity interest to the Company under PRC law, the Nominee Shareholders continue to have legal ownership of the paid-in capital of Shanghai Zhixiang. Accordingly, the initial paid-in capital of Shanghai Zhixiang amounted to RMB1,000 was recorded as other non-current liabilities to the Nominee Shareholders of Shanghai Zhixiang.

Exclusive Option Agreement

Pursuant to the exclusive option agreement, the Nominee Shareholders have irrevocably granted Zhixiang WFOE, to the extent permitted by PRC law, an irrevocable and exclusive right to purchase, or designate a third-party to purchase, all or any part of their equity interests at any time or from time to time at a purchase price equal to the lowest price permissible by PRC law. The option term remains valid for a period of 10 years and can be extended at Zhixiang WFOE’s discretion. Shanghai Zhixiang and their Nominee Shareholders have agreed that without prior written consent of the Zhixiang WFOE, their respective Nominee Shareholders cannot sell, transfer, pledge or dispose their equity interests, and Shanghai Zhixiang cannot sell, transfer, pledge or dispose, but not limited to, the equity interests and significant businesses. Also as agreed, Shanghai Zhixiang cannot change capitalization structure of Shanghai Zhixiang and cannot enter into any loan or investment agreements.

Proxy Agreement

Pursuant to the irrevocable proxy agreement, each of the Nominee Shareholders irrevocably authorized Zhixiang WFOE to act on their respective behalf as sole proxy attorney, to the extent permitted by law, to exercise all rights concerning all the equity interest held by each of them in Shanghai Zhixiang, including but not limited to proposing to convene or attend shareholder meetings, attending shareholder meetings, signing resolutions and minutes of such meetings, exercising all the rights as shareholders in such meeting (including but not limited to voting rights, nomination rights and appointment rights), the right to receive dividends and the right to sell, transfer, pledge or dispose of all the equity held in part or in whole, and exercising all other rights as shareholders allowable under PRC law and the memorandum and articles of our company.

Exclusive Assets Subscription Agreement

Pursuant to the exclusive assets subscription agreement, Shanghai Zhixiang has irrevocably granted Zhixiang WFOE, to the extent permitted by PRC law, an irrevocable and exclusive right to purchase, or designate a third-party to purchase, all the intellectual property rights and all the other assets currently owned or to be owned by Shanghai Zhixiang at any time at a purchase price equal to the lowest price permissible by PRC law. Shanghai Zhixiang further undertakes that, without Zhixiang WFOE’s prior written consent, it will not, among other things, sell, transfer, pledge, or permit others to use or otherwise dispose of such assets. The exclusive asset subscription agreement has a term of 10 years and can be extended at Zhixiang WFOE’s discretion.

Spousal Consent Letter

Pursuant to the spousal consent letter executed by the spouse of the Nominee Shareholders, the signing spouse unconditionally and irrevocably agreed that the equity interest in Shanghai Zhixiang held by and registered in the name of the Nominee Shareholders be disposed of in accordance with the exclusive option agreement, equity interest pledge agreement, proxy agreement, and other documents described above. The signing spouse agreed not to assert any rights over the equity interest in Shanghai Zhixiang held by the Nominee Shareholders. In addition, in the event that the signing spouse obtains any equity interest in Shanghai Zhixiang held by the Nominee Shareholders for any reason, she agrees to be bound by and sign any legal documents substantially similar to the contractual arrangements described above, as may be amended from time to time.

As a result of the VIE Contractual Arrangements, the Company has the power to direct the activities that most significantly impact Shanghai Zhixiang’s economic performance, bears the risks of and enjoys the rewards normally associated with the ownership of Shanghai Zhixiang. Therefore, management concluded that Shanghai Zhixiang is a consolidated VIE of the Company, of which the Company is the ultimate primary beneficiary. As such, the Group consolidated financial results of Shanghai Zhixiang in the consolidated financial statements.

(c)    Risks in relations to the VIE structure

Under the VIE Contractual Agreements, the Company has the power to direct activities of Shanghai Zhixiang through Zhixiang WFOE, and can have assets transferred freely out of Shanghai Zhixiang without restrictions. Therefore, the Company considers that there is no asset of Shanghai Zhixiang that can only be used to settle obligations of Shanghai Zhixiang, except for the registered capital and reserve funds of Shanghai Zhixiang with the aggregated amount of RMB1,566 as of December 31, 2023 and 2024. Since Shanghai Zhixiang are incorporated as limited liability companies under the PRC Law, creditors of Shanghai Zhixiang do not have recourse to the general credit of the Company.

The Company believes that the Zhixiang WFOE’s VIE Contractual Arrangements with Shanghai Zhixiang and the Nominee Shareholders are in compliance with PRC laws and regulations, as applicable, and are legally binding and enforceable. There are, however, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. Accordingly, the Company cannot be assured that the PRC government authorities will not ultimately take a view that is contrary to the Company’s belief and the opinion of its PRC legal counsel.

The Nominee Shareholders of Shanghai Zhixiang also own the majority of the voting shares of the Company. The enforceability, and therefore the benefits of the VIE Contractual Agreements between the Company and Shanghai Zhixiang depends on those individuals enforcing the contracts. There is a risk that the benefits of ownership between the Company and Shanghai Zhixiang may not be aligned in the future and they may fail to perform their contractual obligations. There would be a significant negative impact to the Company if these contracts were not enforced.

The Group’s operations depend on Shanghai Zhixiang to honor their VIE Contractual Agreements with the Group and the Company’s ability to control Shanghai Zhixiang also depends on the authorization by the Nominee Shareholders of Shanghai Zhixiang to exercise voting rights on all matters requiring shareholder approval in Shanghai Zhixiang. The Company believes that the agreements on authorization to exercise shareholder’s voting power are enforceable against each party thereto in accordance with their terms and applicable PRC laws or regulations currently in effect and the possibility that it will no longer be able to control and consolidate the VIEs as a result of the aforementioned risks and uncertainties is remote.

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIEs, including Shanghai Zhixiang and the other VIE that had no significant operations, nor any material assets or liabilities, which were included in the Group’s consolidated financial statements with intercompany transactions eliminated:

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	107	200
Prepayments and other current assets	4,054	29
Amounts due from non-VIE subsidiaries of the Company	594,166	505,336
Total current assets	598,327	505,565
Other non-current assets	6	—
Total non-current assets	6	—
Total assets	598,333	505,565

Salary and welfare payable	731	1,144
Tax payable	8,003	3,987
Amounts due to non-VIE subsidiaries of the Company	441,540	365,750
Accruals and other current liabilities	13	13
Total current liabilities	450,287	370,894
Total liabilities	450,287	370,894

Total shareholders’ equity	148,046	134,671

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Third party revenues	11	9	16
Inter-company service charge (a)	2,554	15,200	—
Third-party costs and expenses	(10,015)	(4,190)	(9,430)
Other operating loss	(1,566)	(6,143)	(4,734)
Income from non-operations	8	1	1
(Loss)/income before income tax expense	(9,008)	4,877	(14,147)
Less: Income tax expense	—	—	—
Net (loss)/income	(9,008)	4,877	(14,147)

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Intercompany payments from service charge	(6,500)	(1,305)	—
Intercompany receipts from service charge	14,600	13,310	13,020
Operating activities with external parties	(8,616)	(11,988)	(12,927)
Net cash (used in)/generated from operating activities	(516)	17	93
Net (decrease)/increase in cash and cash equivalents	(516)	17	93

For the years ended December 31, 2022, 2023 and 2024, there was no cash generated from or used in investing and financing activities of the consolidated VIEs.

Note (a) — For the periods presented, Shanghai Zhixiang was used primarily to facilitate the Group’s internal research and development functions with no material external operations. In consideration for its service, Zhixiang WFOE pays service fees to Shanghai Zhixiang. The service fees are determined by Zhixiang WFOE based on the nature and cost of the research and development activities of Shanghai Zhixiang, which is adjusted and evaluated on periodical basis.